INSTITUTIONAL MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) INSTITUTIONAL PRIME MONEY MARKET
                               FUND
                               ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND
                               ONE GROUP(R) GOVERNMENT MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2001

Portfolio Performance Review ...............................    3
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................   10
Statements of Operations ...................................   11
Statements of Changes in Net Assets ........................   12
Financial Highlights .......................................   13
Notes to Financial Statements ..............................   14

                 (This page has been left blank intentionally.)

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2001

RECESSION RETURNS AFTER 10-YEAR ABSENCE
All hopes that the U.S. economy would stay afloat were lost in the wake of the terrorist attacks of September 11. Clearly, no one could have anticipated the horrors of September 11 or the serious impact the atrocities of that day would have on the U.S. economy. But the events led to a dramatic slowdown in consumer and capital spending, which pushed third-quarter GDP to -1.3% on an annual basis--the first quarter of negative growth in more than eight years. Overall for 2001, we expect an annual GDP rate of approximately 1%, down from 4.1% in 2000.

The U.S. Bureau of Economic Analysis announced that the U.S. officially entered a recession in March 2001, based on its analysis of declines in industrial production and employment. Unlike previous recessions, though, this one was called before the economy posted two consecutive quarters of negative growth, the unofficial definition of recession. Nevertheless, we believe it's possible that this recession won't even include two consecutive negative-growth quarters, primarily due to the strong levels of consumer and construction spending in the fourth quarter.

DOWNTURN MAY BE SHORT-LIVED
Of course, negative GDP growth could resurface again in the first quarter of 2002, but we believe that the current economic downturn will be relatively short and shallow. The fundamentals supporting the U.S. economy are stronger than they typically are in times of recession. For example, the federal funds rate stands at a 40-year low, following 11 Federal Reserve rate cuts. In addition, when the recession began in March 2001, consumer confidence was approximately 30 points higher than we've witnessed at the outset of the previous four recessions. A decent start to the holiday shopping season, a strong housing market, and a record-breaking month for automobile sales in October point to a consumer base that's still willing to spend money. Also, the federal government's pending economic stimulus package may encourage consumers to keep spending, and shrinking inventory levels may spark an increase in capital spending.

Although unemployment increased in 2001, it rose from its lowest level in 30 years--a 3.9% rate that was reached three times in 2000. The unemployment rate started 2001 at 4% and rose to 5.7% by December, a level last seen in 1995. It's interesting to note that in 1995 the Federal Reserve's sentiment was that a 5.7% unemployment rate was too low, because it was at a level that could spur inflation.

ECONOMIC GROWTH EXPECTED
Today, inflation is of little concern. In fact, the inflation rate for 2001 was 2.8%, a drop from 3.4% in 2000. In the past high inflation and high interest rates often have been the cause of recession. But this time we have low inflation and low interest rates. On top of that, the average wage increase in 2001 was approximately 3.9%, giving consumers a 1 percentage-point buying-power edge over inflation.

More evidence that the recession may be short-lived lies in the "misery index," a combination of the unemployment rate and inflation rate. As of mid-December the misery index was 7.8%. This is the first time in 40 years that the United States has been in a recession without a misery index in double digits.

Given these factors, we look for mildly positive economic growth in the first half of 2002 and healthier growth in the second half of the year. Overall, we expect a growth rate of approximately 2.5% for 2002. Inflation should remain low, but as economic growth gains steam, the Fed is likely to take back some of the excessive rate cuts of 2001 to ward off any significant rise in inflation.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
COMMERCIAL PAPER (23.5%):
Asset Backed (19.4%):
$  200,000   Amsterdam Funding Corp., 1.98%,
               1/4/02 (b) .....................  $   199,989
   125,000   Bavaria T.R.R. Corp., 1.82%,
               1/4/02 (b) .....................      124,981
   111,000   Bavaria T.R.R. Corp., 1.97%,
               1/22/02 (b) ....................      110,876
   400,000   Clipper Receivables Corp., 1.81%,
               1/2/02 (b) .....................      399,979
    50,000   Corporate Receivables Corp.,
               1.80%, 3/13/02 (b) .............       49,823
    80,079   Fairway Finance Corp., 2.20%,
               1/4/02 (b) .....................       80,064
    68,706   Fairway Finance Corp., 1.90%,
               1/25/02 (b) ....................       68,619
   130,000   Galaxy Funding, Inc., 1.85%,
               3/8/02 (b) .....................      129,559
    98,500   Giro-Multi Funding Corp., 1.95%,
               1/15/02 (b) ....................       98,425
   248,365   Greenwich Funding Corp., 2.12%,
               1/2/02 (b) .....................      248,350
    90,000   Moat Funding L.L.C., 3.57%,
               1/29/02 (b) ....................       89,750
    99,000   Moat Funding L.L.C., 2.32%, 4/5/02
               (b) ............................       98,400
   155,000   Montauk Funding Corp., 1.89%,
               1/28/02 (b) ....................      154,780
    35,125   Old Line Funding Corp., 2.09%,
               1/22/02 (b) ....................       35,082
   112,000   Paradigm Funding L.L.C., 1.81%,
               2/4/02 (b) .....................      111,809
    95,111   Park Avenue Receivables Corp.,
               2.20%, 1/2/02 (b) ..............       95,105
    50,000   Park Avenue Receivables Corp.,
               2.20%, 1/4/02 (b) ..............       49,991
   150,274   Park Avenue Receivables Corp.,
               1.88%, 1/22/02 (b) .............      150,109
    71,188   Park Avenue Receivables Corp.,
               1.88%, 1/23/02 (b) .............       71,106
   100,304   Quincy Capital Corp., 1.90%,
               2/22/02 (b) ....................      100,029
    23,337   Rose, Inc., 2.22%, 1/28/02 (b) ...       23,298
   225,100   Sheffield Receivables Corp.,
               2.20%, 1/4/02 (b) ..............      225,059
   142,500   Sheffield Receivables Corp.,
               1.99%, 1/7/02 (b) ..............      142,447
   113,980   Sheffield Receivables Corp.,
               1.95%, 1/9/02 (b) ..............      113,931
   100,000   Sheffield Receivables Corp.,
               2.24%, 7/19/02 (b) .............       98,762

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$   50,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               1.99%, 1/10/02 (b) .............  $    49,973
    46,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               2.13%, 1/11/02 (b) .............       45,973
   100,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               1.90%, 1/24/02 (b) .............       99,879
    75,000   WCP Funding, Inc., 2.10%, 1/18/02
               (b) ............................       74,926
                                                 -----------
                                                   3,341,074
                                                 -----------
Banking (2.9%):
    37,000   Banco General De Negocios, 3.48%,
               6/27/02 ........................       36,367
    70,000   Banco Nacional De Mexico, SA,
               1.92%, 1/28/02 .................       69,899
    97,000   Santander Finance, Inc., 3.67%,
               4/9/02 .........................       96,031
   100,000   Santander Finance, Inc., 3.67%,
               4/12/02 ........................       98,970
    60,000   Stadshypotek Delaware, 2.12%,
               1/18/02 (b) ....................       59,940
    95,500   Stadshypotek Delaware, 2.11%,
               1/25/02 (b) ....................       95,366
    25,000   UBN Delaware, 2.32%, 4/3/02 ......       24,852
    25,000   UBN Delaware, 2.32%, 4/4/02 ......       24,850
                                                 -----------
                                                     506,275
                                                 -----------
Brokerage Services (1.2%):
   200,000   Bear Stearns Cos., Inc., 2.20%,
               1/3/02 (b) .....................      199,976
                                                 -----------
  Total Commercial Paper                           4,047,325
                                                 -----------
EXTENDABLE COMMERCIAL NOTES (7.5%):
Asset Backed (7.5%):
   125,000   ASAP Funding Ltd., 1.90%, 2/19/02
               (b) ............................      124,677
   100,000   Brahms Funding Corp., 2.00%,
               1/18/02 (b) ....................       99,906
   120,209   Brahms Funding Corp., 1.96%,
               1/31/02 (b) ....................      120,013
    60,000   Brahms Funding Corp., 1.93%,
               2/1/02 (b) .....................       59,900
    41,237   Brahms Funding Corp., 1.97%,
               2/4/02 (b) .....................       41,160
   300,000   Dakota (Citibank Credit Card
               Master Trust), 2.25%, 1/2/02 (b)      299,981
   100,000   Dakota (Citibank Credit Card
               Master Trust), 1.97%, 1/8/02 (b)       99,962

                                       4
Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
EXTENDABLE COMMERCIAL NOTES, CONTINUED:
Asset Backed, continued:
$  100,000   Dakota (Citibank Credit Card
               Master Trust), 1.97%, 1/11/02 (b) $    99,945
    96,000   Fenway Funding L.L.C., 2.20%,
               2/22/02 (b) ....................       95,695
    71,721   Fenway Funding L.L.C., 2.05%,
               3/1/02 (b) .....................       71,480
    58,180   New Castle (Discover Card Master
               Trust), 1.85%, 2/25/02 (b) .....       58,016
   127,495   Witmer Funding L.L.C., 2.07%,
               2/14/02 (b) ....................      127,172
                                                 -----------
  Total Extendable Commercial Notes                1,297,907
                                                 -----------
CORPORATE NOTES/MEDIUM TERM NOTES (17.5%):
Asset Backed (15.3%):
    15,000   Beta Finance, Inc., 4.15%, 7/15/02
               (b) ............................       15,024
   103,000   Blue Heron Funding Ltd., 1.96%,
               10/18/02* (b) ..................      103,000
    70,000   C.C. (USA), Inc., 1.85%, 1/14/02*
               (b) ............................       70,000
   147,000   C.C. (USA), Inc., 4.23%, 5/16/02
               (b) ............................      147,000
    40,000   C.C. (USA), Inc., 4.17%, 5/20/02
               (b) ............................       39,986
    50,000   C.C. (USA), Inc., 3.64%, 8/27/02
               (b) ............................       50,025
    35,000   Dorada Finance Inc., 3.66%,
               9/20/02 (b) ....................       35,000
    80,000   Interstar Millenium, Series 01-1E,
               1.95%, 4/23/02* (b) ............       80,000
    30,000   K2 (USA) L.L.C., 1.85%, 1/14/02*
               (b) ............................       30,000
    72,000   K2 (USA) L.L.C., 4.56%, 3/28/02
               (b) ............................       72,000
    94,000   K2 (USA) L.L.C., 4.15%, 5/15/02
               (b) ............................       94,000
    50,000   K2 (USA) L.L.C., 4.19%, 6/17/02
               (b) ............................       49,974
    50,000   K2 (USA) L.L.C., 3.91%, 7/15/02
               (b) ............................       50,003
    55,000   K2 (USA) L.L.C., 3.87%, 7/22/02
               (b) ............................       55,018
    75,000   K2 (USA) L.L.C., 2.25%, 11/8/02
               (b) ............................       75,000
    80,000   K2 (USA) L.L.C., 2.45%, 12/6/02
               (b) ............................       80,000
    43,000   Links Finance L.L.C., 1.84%,
               1/22/02* (b) ...................       43,000
    94,000   Links Finance L.L.C., 4.33%,
               4/29/02 (b) ....................       94,000
    30,000   Links Finance L.L.C., 4.29%,
               5/28/02 (b) ....................       30,002
   100,000   Links Finance L.L.C., 3.92%,
               7/2/02 (b) .....................      100,015

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$   50,000   Links Finance L.L.C., 3.58%,
               9/30/02 (b) ....................  $    50,000
   215,000   Racers Series 00-7-MM, 1.95%,
               5/30/02* (b) ...................      215,000
    14,000   Racers Series 00-7-ZCM, 2.00%,
               5/30/02* (b) ...................       14,000
    97,500   Racers Series 01-40-C, 1.93%,
               12/20/02* (b) ..................       97,360
   160,000   Racers Series 01-8-MM, 2.15%,
               4/1/02* (b) ....................      160,000
    18,000   Racers Series 99-35-MM-MBS, 1.99%,
               12/16/02* (b) ..................       18,000
   100,000   Sigma Finance, Inc., 4.82%,
               3/19/02 (b) ....................      100,043
    99,000   Sigma Finance, Inc., 4.35%, 5/1/02
               (b) ............................       98,998
    45,000   Sigma Finance, Inc., 3.74%, 8/8/02
               (b) ............................       45,022
    50,000   Sigma Finance, Inc., 3.77%, 8/9/02
               (b) ............................       50,034
    50,000   Sigma Finance, Inc., 3.81%,
               8/12/02 (b) ....................       50,047
    50,000   Sigma Finance, Inc., 1.95%,
               8/22/02 (b) ....................       49,369
    55,000   Strategic Money Market Trust,
               Series 00-H, 1.90%, 6/19/02* (b)       55,000
    21,300   Strategic Money Market Trust,
               Series 00-H, 1.97%, 9/24/02* (b)       21,300
    34,000   Strategic Money Market Trust,
               Series 00-M, 1.90%, 12/13/02* (b)      34,000
    14,775   Strategic Money Market Trust,
               Series 00-M, 1.99%, 12/13/02* (b)      14,775
     7,400   Strategic Money Market Trust,
               Series 01-N, 1.97%, 6/19/02* (b)        7,400
   128,000   Structured Products Asset Return
               Certificates, Series 01-13,
               2.39%, 1/24/02* (b) ............      128,000
   100,000   URI Trust, Series 01-2, 2.17%,
               6/1/02* (b) ....................      100,000
                                                 -----------
                                                   2,621,395
                                                 -----------

                                       5
Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Banking (0.9%):
$   20,000   Bank of Scotland Treasury Services,
               2.21%, 2/28/02* ................  $    20,009
   139,500   Key Bank, 1.80%, 2/12/02* ........      139,488
                                                 -----------
                                                     159,497
                                                 -----------
Brokerage Services (0.3%):
    56,000   Putnam Structured Product, 2.32%,
               5/28/02 (b) ....................       56,000
                                                 -----------
Retail (1.0%):
   175,500   Wal-Mart, 5.45%, 6/3/02 ..........      176,363
                                                 -----------
  Total Corporate Notes/Medium Term Notes          3,013,255
                                                 -----------
MUNICIPAL NOTES AND BONDS (0.4%):
Georgia (0.1%):
    16,452   Municipal Electric Authority,
               2.03%, 1/3/02 ..................       16,452
                                                 -----------
New York (0.3%):
    60,000   New York, GO, Series A-10, 2.12%,
               11/1/21, FSA* ..................       60,000
                                                 -----------
  Total Municipal Notes and Bonds                     76,452
                                                 -----------
FUNDING AGREEMENTS (6.5%):
Insurance (6.5%):
    75,000   AIG Life Insurance Co., 1.99%,
               1/19/03* .......................       75,000
   175,000   GE Life & Annuity Assurance Co.,
               2.40%, 10/28/02* ...............      175,000
   200,000   New York Life Insurance Co.,
               2.16%, 3/1/02* .................      200,000
   200,000   New York Life Insurance Co.,
               2.26%, 11/6/02* ................      200,000
   175,000   Peoples Benefit Life Insurance
               Co., 2.36%, 1/10/03* ...........      175,000
    80,000   Transamerica Life Insurance &
               Annuity Co., 2.36%, 7/10/02
               * ..............................       80,000
    50,000   Travelers Insurance Co., 2.08%,
               3/8/02* ........................       50,000
   120,000   Travelers Insurance Co., 1.96%,
               12/13/02* ......................      120,000
    50,000   United of Omaha Life Insurance
               Co., 2.34%, 8/29/02* ...........       50,000
                                                 -----------
  Total Funding Agreements                         1,125,000
                                                 -----------
CERTIFICATES OF DEPOSIT (8.2%):
Euro (0.6%):
    50,000   Credit Agricole Indosuez, 2.63%,
               1/7/03 .........................       50,000

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Euro, continued:
$   50,000   Lloyds TSB Bank PLC, 1.84%,
               5/9/02 .........................  $    49,994
                                                 -----------
                                                      99,994
                                                 -----------
Yankee (7.6%):
    50,000   Abbey National PLC, 2.46%,
               12/18/02 .......................       49,981
   100,000   Abbey National PLC, 2.57%,
               12/23/02 .......................      100,019
    99,000   Bank of Nova Scotia, 3.60%,
               8/19/02 ........................       98,970
    50,000   Bayerische Landesbank, 2.52%,
               12/23/02 .......................       49,995
    99,000   Dexia Public Finance Bank, 3.59%,
               9/20/02 ........................       98,990
   100,000   Dexia Public Finance Bank, 3.61%,
               9/20/02 ........................       99,989
    98,000   Dexia Public Finance Bank, 2.45%,
               12/31/02 .......................       97,981
    50,000   National Westminster Bank PLC,
               4.09%, 7/5/02 ..................       50,417
    98,000   Nordeutsche Landesbank, 4.18%,
               7/31/02 ........................       98,000
    50,000   Nordeutsche Landesbank, 2.59%,
               12/23/02 .......................       49,995
   196,000   Rabobank Nederland, 2.43%,
               11/25/02 .......................      196,087
    40,000   Royal Bank of Scotland, 3.42%,
               9/11/02 ........................       40,349
    95,000   Toronto Dominion, 3.82%,
               1/7/02 .........................       95,026
    98,000   Union Bank of Switzerland, 4.01%,
               7/30/02 ........................       97,978
    98,000   West Deutsche Landesbank, 4.62%,
               2/15/02 ........................       98,000
                                                 -----------
                                                   1,321,777
                                                 -----------
  Total Certificates of Deposit                    1,421,771
                                                 -----------
TIME DEPOSIT (4.9%):
Banking (4.9%):
   262,405   Fifth Third Bank, Grand Cayman,
               1.00%, 1/2/02 ..................      262,405
   375,000   Societe Generale, 1.00%,
               1/2/02 .........................      375,000
   200,000   Suntrust Bank, Grand Cayman,
               1.00%, 1/2/02 ..................      200,000
                                                 -----------
  Total Time Deposit                                 837,405
                                                 -----------

                                       6
Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
REPURCHASE AGREEMENTS (26.3%):
$4,528,886   Mortgage Backed Repurchase
               Agreements held in Joint Trading
               Account, 1.81%, 1/2/02 (Proceeds
               at maturity $4,529,341) ........  $ 4,528,886
                                                 -----------
  Total Repurchase Agreements                      4,528,886
                                                 -----------

  SHARES
    OR
PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
---------    ----------------------------------  -----------
INVESTMENT COMPANIES (5.0%):
   870,000   STIC Liquid Assets Portfolio .....  $   870,000
                                                 -----------
  Total Investment Companies                         870,000
                                                 -----------
Total (Amortized Cost $17,218,001)(a)            $17,218,001
                                                 ===========

------------

Percentages indicated are based on net assets of $17,245,844.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

GO        General Obligation

See notes to financial statements.

One Group Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (100.1%):
U.S. Treasury Bills (97.4%):
$474,025    1/3/02.............................  $  473,978
 296,375    1/10/02............................     296,255
 225,000    1/17/02............................     224,832
 266,455    1/24/02............................     266,160
 156,415    2/7/02.............................     156,125
 300,000    2/14/02............................     299,315
 150,000    2/21/02............................     149,619
 128,645    2/28/02............................     128,288
 220,000    3/7/02.............................     219,334
 300,000    3/14/02............................     299,019
 182,580    3/21/02............................     181,909
 200,000    3/28/02............................     199,188
 100,000    5/2/02.............................      99,323
  11,350    6/6/02.............................      11,267
                                                 ----------
                                                  3,004,612
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (2.7%):
$ 80,000    5.75%, 10/31/02....................  $   82,249
                                                 ----------
  Total U.S. Treasury Obligations                 3,086,861
                                                 ----------
Total (Amortized Cost $3,086,861)(a)             $3,086,861
                                                 ==========

------------
Percentages indicated are based on net assets of $3,082,736.

(a) Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

  SHARES
    OR
PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (55.9%):
Fannie Mae (29.1%):
$  150,000   2.30%, 1/3/02 ....................  $  149,981
    75,000   1.84%, 1/17/02 ...................      74,939
    52,321   3.36%, 1/24/02 ...................      52,209
    53,085   5.38%, 3/15/02 ...................      53,166
    50,000   4.30%, 4/5/02 ....................      49,439
   260,000   1.54%, 5/14/02* ..................     259,999
   100,000   2.07%, 5/17/02 ...................      99,218
   130,000   1.53%, 6/4/02* ...................     129,995
   130,000   2.28%, 10/4/02 ...................     127,733
    75,000   2.30%, 11/1/02 ...................      73,543
    75,000   2.51%, 11/1/02 ...................      74,994
   260,000   1.53%, 12/6/02* ..................     259,930
   123,000   1.53%, 12/6/02* ..................     122,943
   260,000   1.72%, 5/7/03* ...................     259,908
                                                 ----------
                                                  1,787,997
                                                 ----------
Federal Agricultural Mortgage Assoc. (1.2%):
    75,000   2.30%, 1/3/02 ....................      74,990
                                                 ----------
Federal Home Loan Bank (9.8%):
    83,300   1.95%, 1/11/02 ...................      83,255
    18,500   1.84%, 1/18/02 ...................      18,484
    49,000   2.22%, 3/27/02 ...................      48,743
   200,000   2.07%, 4/26/02 ...................     198,678
   130,000   1.73%, 12/12/02* .................     129,976
   125,000   1.81%, 2/26/03* ..................     124,947
                                                 ----------
                                                    604,083
                                                 ----------
Freddie Mac (13.8%):
   130,000   3.51%, 1/3/02 ....................     129,975
    75,000   1.83%, 1/29/02 ...................      74,893
    25,000   3.36%, 1/31/02 ...................      24,930
    50,000   2.23%, 2/8/02 ....................      49,882

  SHARES
    OR
PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac, continued:
$   98,525   1.82%, 2/14/02 ...................  $   98,306
   100,000   1.82%, 2/21/02 ...................      99,742
   100,000   3.50%, 2/27/02 ...................      99,447
    50,000   4.31%, 3/28/02 ...................      49,485
   100,000   2.28%, 10/10/02 ..................      98,214
    75,000   2.51%, 11/1/02, Callable 5/1/02 @
               100 ............................      75,000
    50,000   2.05%, 11/7/02 ...................      49,117
                                                 ----------
                                                    848,991
                                                 ----------
Student Loan Marketing Assoc. (2.0%):
   125,000   3.75%, 7/1/02 ....................     124,990
                                                 ----------
  Total U.S. Government Agency Securities         3,441,051
                                                 ----------
REPURCHASE AGREEMENTS (40.1%):
 2,450,000   U.S. Government Agency Repurchase
               Agreements held in Joint Trading
               Account, 1.77%, 1/2/02 (Proceeds
               at maturity $2,450,238) ........   2,450,000
    23,262   U.S. Treasury Repurchase
               Agreements held in Joint Trading
               Account, 1.65%, 1/2/02 (Proceeds
               at maturity $23,264) ...........      23,262
                                                 ----------
  Total Repurchase Agreements                     2,473,262
                                                 ----------
INVESTMENT COMPANIES (3.2%):
   200,000   AIM Short-Term Investments Trust
               Treasury Portfolio,
               Institutional Class ............     200,000
                                                 ----------
  Total Investment Companies                        200,000
                                                 ----------
Total (Amortized Cost $6,114,313)(a)             $6,114,313
                                                 ==========

------------
Percentages indicated are based on net assets of $6,166,195.

(a) Aggregate cost for federal income tax purposes is substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                              INSTITUTIONAL PRIME      TREASURY ONLY       GOVERNMENT
                                                                 MONEY MARKET          MONEY MARKET       MONEY MARKET
                                                                     FUND                  FUND               FUND
                                                              -------------------      -------------      ------------
ASSETS:
Investments, at amortized cost .............................      $17,218,001           $3,086,861         $6,114,313
Cash .......................................................               --                   --             56,742
Interest receivable ........................................           61,001                  811              6,596
Receivable for capital shares issued .......................              193                   --                 --
Collateral received for securities on loan .................               --              421,936                 --
Prepaid expenses ...........................................               34                    6                 13
                                                                  -----------           ----------         ----------
Total Assets ...............................................       17,279,229            3,509,614          6,177,664
                                                                  -----------           ----------         ----------
LIABILITIES:
Cash overdraft .............................................                7                   --                 --
Dividends payable ..........................................           31,395                4,363             10,170
Payable for return of collateral received for securities on
  loan .....................................................               --              421,936                 --
Accrued expenses and other payables:
  Investment advisory fees .................................            1,227                  194                403
  Administration fees ......................................              767                  121                252
  Shareholder servicing fees ...............................              195                   30                148
  Other ....................................................             (206)                 234                496
                                                                  -----------           ----------         ----------
Total Liabilities ..........................................           33,385              426,878             11,469
                                                                  -----------           ----------         ----------
NET ASSETS:
Capital ....................................................       17,245,720            3,082,749          6,166,158
Undistributed (distributions in excess of) net investment
  income ...................................................             (800)                  --                 --
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................              924                  (13)                37
                                                                  -----------           ----------         ----------
Net Assets .................................................      $17,245,844           $3,082,736         $6,166,195
                                                                  ===========           ==========         ==========
NET ASSETS:
  Class I ..................................................      $16,335,107           $2,964,378         $5,465,438
  Class S ..................................................          776,644               84,461            700,557
  Administrative Class .....................................          134,093               33,897                200
                                                                  -----------           ----------         ----------
Total ......................................................      $17,245,844           $3,082,736         $6,166,195
                                                                  ===========           ==========         ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       16,335,000            2,964,430          5,465,407
  Class S ..................................................          776,631               84,445            700,549
  Administrative Class .....................................          134,094               33,897                200
                                                                  -----------           ----------         ----------
Total ......................................................       17,245,725            3,082,772          6,166,156
                                                                  ===========           ==========         ==========
Net Asset Value
  Offering and redemption price per share (Class I, Class S,
  and Administrative Class) ................................      $      1.00           $     1.00         $     1.00
                                                                  ===========           ==========         ==========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                              INSTITUTIONAL PRIME    TREASURY ONLY     GOVERNMENT
                                                                 MONEY MARKET         MONEY MARKET    MONEY MARKET
                                                                     FUND                 FUND            FUND
                                                              -------------------    --------------   ------------
INVESTMENT INCOME:
Interest income ............................................       $220,410             $33,964         $94,519
Dividend income ............................................         10,139                  --           1,078
Income from securities lending .............................             --                 231              14
                                                                   --------             -------         -------
Total Income ...............................................        230,549              34,195          95,611
                                                                   --------             -------         -------
EXPENSES:
Investment advisory fees ...................................          7,351                 952           2,446
Administration fees ........................................          3,676                 595           1,528
Shareholder servicing fees (Class S) .......................          1,025                 138             969
Shareholder servicing fees (Administrative Class) ..........             10(a)                3(a)           --(a)(c)
Custodian fees .............................................            133                  24              56
Interest expense ...........................................             --                   1              --
Legal and audit fees .......................................             67                  11              27
Trustees' fees and expenses ................................             98                  14              39
Transfer agent fees ........................................             71                   6              12
Registration and filing fees ...............................            900                  51              80
Printing and mailing costs .................................             26                   4              10
Other ......................................................            138                  24              59
                                                                   --------             -------         -------
Total expenses before waivers ..............................         13,495               1,823           5,226
Less waivers by investment advisor and affiliates (b) ......         (1,600)                (13)           (107)
                                                                   --------             -------         -------
Net Expenses ...............................................         11,895               1,810           5,119
                                                                   --------             -------         -------
Net Investment Income ......................................        218,654              32,385          90,492
                                                                   --------             -------         -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions ...            924                  22              37
                                                                   --------             -------         -------
Change in net assets resulting from operations .............       $219,578             $32,407         $90,529
                                                                   ========             =======         =======

------------

(a) Period from commencement of operations on November 1, 2001.

(b) Waivers include voluntary and contractual fee reductions.

(c) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                             INSTITUTIONAL PRIME              TREASURY ONLY                   GOVERNMENT
                                              MONEY MARKET FUND             MONEY MARKET FUND              MONEY MARKET FUND
                                         ---------------------------    --------------------------    ---------------------------
                                          SIX MONTHS        YEAR         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                            ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                         DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                                             2001           2001            2001           2001           2001           2001
                                         ------------    -----------    ------------    ----------    ------------   ------------
                                         (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income .............  $   218,654     $   466,700     $   32,385     $   65,195     $   90,492    $    242,853
    Net realized gains (losses) from
      investment transactions .........          924              18             22            103             37             273
                                         -----------     -----------     ----------     ----------     ----------    ------------
Change in net assets resulting from
  operations ..........................      219,578         466,718         32,407         65,298         90,529         243,126
                                         -----------     -----------     ----------     ----------     ----------    ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ........     (207,839)       (456,475)       (31,004)       (59,481)       (79,871)       (220,773)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
    From net investment income ........      (11,429)        (10,225)        (1,390)        (5,714)       (10,848)        (22,080)
DISTRIBUTIONS TO ADMINISTRATIVE CLASS
  SHAREHOLDERS:
    From net investment income ........         (204)             --            (44)            --             (1)             --
                                         -----------     -----------     ----------     ----------     ----------    ------------
Change in net assets from shareholder
  distributions .......................     (219,472)       (466,700)       (32,438)       (65,195)       (90,720)       (242,853)
                                         -----------     -----------     ----------     ----------     ----------    ------------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ........................    6,262,412       5,729,568      1,161,432        980,368        892,431       1,625,503
                                         -----------     -----------     ----------     ----------     ----------    ------------
Change in net assets ..................    6,262,518       5,729,586      1,161,401        980,471        892,240       1,625,776
NET ASSETS:
    Beginning of period ...............   10,983,326       5,253,740      1,921,335        940,864      5,273,955       3,648,179
                                         -----------     -----------     ----------     ----------     ----------    ------------
    End of period .....................  $17,245,844     $10,983,326     $3,082,736     $1,921,335     $6,166,195    $  5,273,955
                                         ===========     ===========     ==========     ==========     ==========    ============
SHARE TRANSACTIONS (SHARE TRANSACTIONS
  ARE AT $1.00 PER SHARE):
CLASS I SHARES:
    Issued ............................   64,027,891      60,566,461      4,260,948      4,080,778     10,462,140      18,589,821
    Reinvested ........................       52,000         122,446          1,414          2,743          7,308          37,510
    Redeemed ..........................  (58,186,495)    (55,456,336)    (3,122,039)    (3,077,824)    (9,499,071)    (17,565,442)
                                         -----------     -----------     ----------     ----------     ----------    ------------
    Change in Class I Shares ..........    5,893,396       5,232,571      1,140,323      1,005,697        970,377       1,061,889
                                         ===========     ===========     ==========     ==========     ==========    ============
CLASS S SHARES:
    Issued ............................    3,320,447       2,709,294        491,995      1,191,150      1,676,053       2,585,980
    Reinvested ........................        6,410           4,393            559              6          3,971           2,674
    Redeemed ..........................   (3,091,937)     (2,216,683)      (505,342)    (1,216,484)    (1,758,170)     (2,025,039)
                                         -----------     -----------     ----------     ----------     ----------    ------------
    Change in Class S Shares ..........      234,920         497,004        (12,788)       (25,328)       (78,146)        563,615
                                         ===========     ===========     ==========     ==========     ==========    ============
ADMINISTRATIVE CLASS SHARES:
    Issued ............................      183,564 (a)                     35,204 (a)                       394 (a)
    Reinvested ........................           21 (a)                         -- (a)(b)                     -- (a)(b)
    Redeemed ..........................      (49,491)(a)                     (1,307)(a)                      (194)(a)
                                         -----------                     ----------                    ----------
    Change in Administrative Class
      Shares ..........................      134,094 (a)                     33,897 (a)                       200 (a)
                                         ===========                     ==========                    ==========

------------
(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                INVESTMENT
                                                ACTIVITIES   DISTRIBUTIONS
                                                ----------   -------------
                                                                              NET
                                                                             ASSET
                                    NET ASSET                                VALUE,
                                     VALUE,        NET            NET         END
                                    BEGINNING   INVESTMENT    INVESTMENT       OF      TOTAL
                                    OF PERIOD     INCOME        INCOME       PERIOD    RETURN
                                    ---------   ----------   -------------   ------   --------
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS
I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............   $1.000       $0.016        $(0.016)    $1.000        1.57%(a)
 Year Ended June 30, 2001 ........    1.000        0.058         (0.058)     1.000        6.01
 Year Ended June 30, 2000 ........    1.000        0.057         (0.057)     1.000        5.87
 April 19, 1999 to June 30, 1999
   (c) ...........................    1.000        0.009         (0.009)     1.000        0.94(a)
TREASURY ONLY MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.014         (0.014)     1.000        1.44(a)
 Year Ended June 30, 2001 ........    1.000        0.054         (0.054)     1.000        5.51
 Year Ended June 30, 2000 ........    1.000        0.051         (0.051)     1.000        5.27
 Year Ended June 30, 1999 ........    1.000        0.046         (0.046)     1.000        4.69
 Year Ended June 30, 1998 ........    1.000        0.052         (0.052)     1.000        5.30
 Year Ended June 30, 1997 ........    1.000        0.051         (0.051)     1.000        5.24
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.015         (0.015)     1.000        1.52(a)
 Year Ended June 30, 2001 ........    1.000        0.058         (0.058)     1.000        5.93
 Year Ended June 30, 2000 ........    1.000        0.055         (0.055)     1.000        5.69
 Year Ended June 30, 1999 ........    1.000        0.050         (0.050)     1.000        5.13
 Year Ended June 30, 1998 ........    1.000        0.055         (0.055)     1.000        5.64
 Year Ended June 30, 1997 ........    1.000        0.053         (0.053)     1.000        5.43
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS
 S)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.014         (0.014)     1.000        1.46(a)
 Year Ended June 30, 2001 ........    1.000        0.056         (0.056)     1.000        5.80
 April 10, 2000 to June 30,
   2000 (c) ......................    1.000        0.014         (0.014)     1.000        1.38(a)
TREASURY ONLY MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.013         (0.013)     1.000        1.32(a)
 Year Ended June 30, 2001 ........    1.000        0.052         (0.052)     1.000        5.29
 April 10, 2000 to June 30,
   2000 (c) ......................    1.000        0.012         (0.012)     1.000        1.24(a)
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.014         (0.014)     1.000        1.41(a)
 Year Ended June 30, 2001 ........    1.000        0.056         (0.056)     1.000        5.71
 April 10, 2000 to June 30,
   2000 (c) ......................    1.000        0.013         (0.013)     1.000        1.35(a)
INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 November 1, 2001 to December 31,
   2001 (Unaudited) (c) ..........    1.000        0.004         (0.004)     1.000        0.36(a)
TREASURY ONLY MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 November 1, 2001 to December 31,
   2001 (Unaudited) (c) ..........    1.000        0.003         (0.003)     1.000        0.32(a)
GOVERNMENT MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 November 1, 2001 to December 31,
   2001 (Unaudited) (c) ..........    1.000        0.003         (0.003)     1.000        0.34(a)


                                              RATIOS/SUPPLEMENTARY DATA
                                    ----------------------------------------------
                                                  RATIO OF    RATIO OF    RATIO OF
                                        NET       EXPENSES      NET       EXPENSES
                                      ASSETS,        TO      INVESTMENT      TO
                                      END OF      AVERAGE    INCOME TO    AVERAGE
                                      PERIOD        NET       AVERAGE       NET
                                      (000'S)      ASSETS    NET ASSETS   ASSETS*
                                    -----------   --------   ----------   --------
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS
I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............  $16,335,107      0.15%(b)     2.99%(b)    0.15%(b)
 Year Ended June 30, 2001 ........   10,441,614      0.15         5.70        0.15
 Year Ended June 30, 2000 ........    5,209,033      0.16         6.04        0.16
 April 19, 1999 to June 30, 1999
   (c) ...........................       24,847      0.18(b)      4.73(b)     0.33(b)
TREASURY ONLY MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    2,964,378      0.14(b)      2.73(b)     0.14(b)
 Year Ended June 30, 2001 ........    1,824,084      0.14         5.09        0.14
 Year Ended June 30, 2000 ........      818,295      0.16         5.13        0.16
 Year Ended June 30, 1999 ........      947,205      0.17         4.58        0.17
 Year Ended June 30, 1998 ........      719,570      0.15         5.18        0.15
 Year Ended June 30, 1997 ........      480,860      0.15         5.12        0.15
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    5,465,438      0.14(b)      2.98(b)     0.14(b)
 Year Ended June 30, 2001 ........    4,495,228      0.14         5.70        0.14
 Year Ended June 30, 2000 ........    3,433,100      0.16         5.54        0.16
 Year Ended June 30, 1999 ........    3,482,581      0.17         5.02        0.17
 Year Ended June 30, 1998 ........    3,712,252      0.15         5.48        0.15
 Year Ended June 30, 1997 ........    1,083,438      0.14         5.31        0.14
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS
 S)
 Six Months Ended December 31,
   2001 (Unaudited) ..............      776,644      0.37(b)      2.78(b)     0.37(b)
 Year Ended June 30, 2001 ........      541,712      0.35         5.08        0.35
 April 10, 2000 to June 30,
   2000 (c) ......................       44,707      0.35(b)      6.29(b)     0.35(b)
TREASURY ONLY MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31,
   2001 (Unaudited) ..............       84,461      0.37(b)      2.51(b)     0.33(b)
 Year Ended June 30, 2001 ........       97,251      0.35         5.30        0.35
 April 10, 2000 to June 30,
   2000 (c) ......................      122,569      0.35(b)      5.53(b)     0.35(b)
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31,
   2001 (Unaudited) ..............      700,557      0.36(b)      2.79(b)     0.36(b)
 Year Ended June 30, 2001 ........      778,727      0.35         5.33        0.35
 April 10, 2000 to June 30,
   2000 (c) ......................      215,079      0.35(b)      5.97(b)     0.35(b)
INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 November 1, 2001 to December 31,
   2001 (Unaudited) (c) ..........      134,093      0.25(b)      2.15(b)     0.25(b)
TREASURY ONLY MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 November 1, 2001 to December 31,
   2001 (Unaudited) (c) ..........       33,897      0.24(b)      1.73(b)     0.24(b)
GOVERNMENT MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 November 1, 2001 to December 31,
   2001 (Unaudited) (c) ..........          200      0.24(b)      2.10(b)     0.24(b)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Period from commencement of operations.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2001
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds (except for the Treasury Only Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited. The Funds along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government Agency securities and letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justified the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the security lending program. The security lending fee is computed on basis points of the

                                       14
Continued
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One Group Mutual Funds
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NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     amount loaned. As of December 31, 2001, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                   MARKET
                                                                   VALUE         MARKET
                                                                 OF LOANED        VALUE
   FUND                                                          SECURITIES   OF COLLATERAL
   ----                                                          ----------   -------------
   Treasury Only Money Market..................................   $401,961      $421,936

     The loaned securities were fully collateralized by U.S. government securities as of December 31, 2001.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class S, and Administrative Class shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise

                                       15
Continued

One Group Mutual Funds
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NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund. The Advisor has contractually agreed to waive fees to limit investment advisory fees for the Institutional Prime Money Market Fund to 0.08%.

   The Trust and One Group Administrative Services, Inc., (the "Administrator"), are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.

   The Funds' Class S and Administrative Class shares have shareholder services plans (the "Plans") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate not to exceed 0.25% of the average daily net assets of the outstanding Class S shares and 0.10% of the average daily net assets of the outstanding Administrative Class shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

5. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of December 31, 2001, there were no loans outstanding.

6. SPECIAL MEETING OF SHAREHOLDERS:

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on September 14, 2001. At the meeting, shareholders voted and approved the following proposals:

   Amend the fundamental policies concerning diversification.

   FUND NAME                                      FOR            AGAINST        ABSTAIN         TOTAL
   ---------                                 --------------    ------------   -----------   --------------
   Institutional Prime Money Market........   4,539,415,240     423,398,521    13,500,296    4,976,314,057
   Treasury Only Money Market..............     894,635,147       2,914,917    81,291,392      978,841,456
   Government Money Market.................   2,541,569,546       5,124,898     1,978,762    2,548,673,206

                                       16
Continued
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One Group Mutual Funds
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NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   Eliminate a fundamental policy concerning purchases of common stock.

   FUND NAME                                      FOR            AGAINST        ABSTAIN         TOTAL
   ---------                                 --------------    ------------   -----------   --------------
   Institutional Prime Money Market........   4,535,702,184     427,111,587    13,500,286    4,976,314,057
   Treasury Only Money Market..............     892,391,982       3,510,894    82,938,580      978,841,456
   Government Money Market.................   2,538,853,213       7,841,231     1,978,762    2,548,673,206

   Amend fundamental policies concerning loans.

   FUND NAME                                       FOR            AGAINST        ABSTAIN         TOTAL
   ---------                                  --------------    ------------   -----------   --------------
   Institutional Prime Money Market........   4,472,855,743     489,958,028    13,500,286    4,976,314,057

   Amend fundamental policies concerning borrowing money.

   FUND NAME                                      FOR            AGAINST        ABSTAIN         TOTAL
   ---------                                 --------------    ------------   -----------   --------------
   Institutional Prime Money Market........   4,537,950,743     424,863,027    13,500,286    4,976,314,056
   Treasury Only Money Market..............     893,934,628       3,615,436    81,291,392      978,841,456
   Government Money Market.................   2,542,216,969       4,534,912     1,921,325    2,548,673,206

                                       17
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 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with Bank
 One Corporation. Affiliates of
 Bank One Corporation receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 877 691 1118 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-039-SAN (2/02)

                                                                 [Bank One Logo]